SHARE-BASED COMPENSATION Outstanding Unvested Restricted Stock Awards (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unvested Shares
Outstanding at beginning of period	687,005	603,500	452,583
Granted	591,015	279,123	258,250
Vested	(270,487)	(171,481)	(52,033)
Forfeited	(47,800)	(24,137)	(55,300)
Outstanding at end of period	959,733	687,005	603,500